Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Borrowings from a commercial bank	790	—
Total	790	—